CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about warrants, activity [Table Text Block]
	2018		2017
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	7,402,655	$2.00	8,848,821	$1.03
Issued	225,900	2.29	4,786,405	1.45
Exercised	(3,511,085)	2.54	(6,232,571)	0.20
Expired	(157,665)	3.00	-	-
Outstanding, end of year	3,959,805	$1.50	7,402,655	$2.00

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Remaining life	Number
Expiry date	Exercise price	(years)	of warrants
December 19, 2019	$1.45	0.97	3,733,905
January 17, 2020	$2.29	1.05	225,900
			3,959,805

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2018		2017
	Number of	Weighted average	Number of	Weighted average
	options	exercised price	options	exercised price
Outstanding, beginning of year	4,825,000	$1.24	3,900,005	$1.06
Issued	3,487,500	2.66	950,000	1.95
Exercised	(685,000)	0.16	(25,005)	0.06
Outstanding, end of year	7,627,500	$1.99	4,825,000	$1.24

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options outstanding		Options exerciseable
		Number of shares	Remaining life	Number of shares
Expiry date	Exercise price	issuable on exercise	(years)	issuable on exercise
December 9, 2020	$0.16	1,565,000	1.94	1,565,000
October 17, 2021	$2.56	100,000	2.80	100,000
December 9, 2021	$2.30	1,525,000	2.94	1,525,000
January 3, 2022	$2.55	100,000	3.01	100,000
August 4, 2022	$1.88	850,000	3.59	850,000
January 2, 2023	$1.84	500,000	4.01	375,000
January 4, 2023	$1.94	955,000	4.01	716,250
March 1, 2023	$2.37	50,000	4.17	37,500
May 31, 2023	$2.69	100,000	4.42	50,000
November 11, 2023	$3.41	100,000	4.87	-
November 13, 2023	$3.30	200,000	4.87	-
December 14, 2023	$3.24	1,582,500	4.96	-
		7,627,500		5,318,750

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	2018	2017
Expected option life (years)	4.67	4.54
Expected volatility	88.62%	74.26%
Expected dividend yield	-	-
Risk-free interestrate	2.00%	1.35%
Expected forfeiture rate	1.00%	1.00%
Fair value per share	$1.74	$1.13
Total fair value	$6,069,960	$1,068,207

Disclosure of share capital, reserves and other equity interest [Table Text Block]
	2018	2017
Balance, beginning of year	$3,278,378	$544,757
Share -based compensation	2,981,855	2,736,744
Stock options exercised, reallocated to capital stock	(64,068)	(3,123)
Balance, end of year	$6,196,165	$3,278,378